October 2016
CFCRE 2016-C4 Mortgage Trust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Deanna Degnan
Account Administrator
312-332-7458
deanna.degnan@usbank.com
www.usbank.com/abs
190 South LaSalle Street
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Sponsor:
Cantor Commercial Real Estate Lending, L.P.
Benefit Street Partners CRE Finance LLC
Société Générale, a société anonyme
Depositor:
CCRE Commercial Mortgage Securities, L.P.
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Custodian:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
Rialto Capital Advisors, LLC
Operating Advisor:
Park Bridge Lender Services LLC
Asset Representations Reviewer :
Park Bridge Lender Services LLC
Payment Date:
Oct 13, 2016
Prior Payment:
Sep 12, 2016
Next Payment:
Nov 14, 2016
Record Date:
Sep 30, 2016
Determination Date:
Oct 6, 2016
First Payment Date:
Jun 10, 2016
Closing Date:
May 18, 2016
Final Distribution Date:
May 10, 2058
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust Services ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S.
Bank has not independently verified information received from any such third party.
Payment Detail

Factor Detail

Principal Detail

Interest Detail

Reconciliation of Funds

Miscellaneous Detail

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Historical Loan Modification Report

REO Status Report

REO Additional Detail

Defeased Loan Detail

Material Breaches and Document Defects

Historical Delinquency & Liquidation (Stated)

Delinquency Summary Report

Historical Liquidation Loss Loan Detail

Bond Collateral Realized Loss Reconciliation

Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
1.50100%
32,507,000.00
30,671,596.19
501,110.18
38,365.05
539,475.23
0.00
30,170,486.01
A-2
2.70700%
24,787,000.00
24,787,000.00
0.00
55,915.34
55,915.34
0.00
24,787,000.00
A-SB
3.09100%
46,464,000.00
46,464,000.00
0.00
119,683.52
119,683.52
0.00
46,464,000.00
A-3
3.01400%
200,000,000.00
200,000,000.00
0.00
502,333.33
502,333.33
0.00
200,000,000.00
A-4
3.28300%
230,220,000.00
230,220,000.00
0.00
629,843.55
629,843.55
0.00
230,220,000.00
A-HR
3.12100%
54,000,000.00
54,000,000.00
0.00
140,445.00
140,445.00
0.00
54,000,000.00
X-A
1.77288%
596,975,000.00
595,139,596.19
0.00
879,261.03
879,261.03
0.00
594,638,486.01
X-HR
1.75685%
54,000,000.00
54,000,000.00
0.00
79,058.43
79,058.43
0.00
54,000,000.00
X-B
0.73085%
37,799,000.00
37,799,000.00
0.00
23,021.30
23,021.30
0.00
37,799,000.00
X-C
0.00000%
37,799,000.00
37,799,000.00
0.00
0.00
0.00
0.00
37,799,000.00
X-D
0.00000%
45,148,000.00
45,148,000.00
0.00
0.00
0.00
0.00
45,148,000.00
X-E
1.37785%
20,999,000.00
20,999,000.00
0.00
24,111.30
24,111.30
0.00
20,999,000.00
X-F
1.37785%
9,450,000.00
9,450,000.00
0.00
10,850.60
10,850.60
0.00
9,450,000.00
X-G
1.37785%
37,798,889.00
37,798,889.00
0.00
43,401.13
43,401.13
0.00
37,798,889.00
A-M
3.69100%
62,997,000.00
62,997,000.00
0.00
193,768.27
193,768.27
0.00
62,997,000.00
B
4.14700%
37,799,000.00
37,799,000.00
0.00
130,627.04
130,627.04
0.00
37,799,000.00
C
4.87785%
37,799,000.00
37,799,000.00
0.00
153,648.34
153,648.34
0.00
37,799,000.00
D
4.87785%
45,148,000.00
45,148,000.00
0.00
183,521.13
183,521.13
0.00
45,148,000.00
E
3.50000%
20,999,000.00
20,999,000.00
0.00
61,247.08
61,247.08
0.00
20,999,000.00
F
3.50000%
9,450,000.00
9,450,000.00
0.00
27,562.50
27,562.50
0.00
9,450,000.00
G
3.50000%
37,798,889.00
37,798,889.00
0.00
110,246.76
110,246.76
0.00
37,798,889.00
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
V
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
839,968,889.00
838,133,485.19
501,110.18
3,406,910.72
3,908,020.90
0.00
837,632,375.01
October 2016
PAYMENT DETAIL
CFCRE 2016-C4 Mortgage Trust
Commercial Mortgage Pass Through Certificates, Series 2016-C4

Beginning
Principal
Interest
Total
Realized
Ending
Class
CUSIP
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
12531YAJ7
943.53819762
15.41545452
1.18020903
16.59566355
0.00000000
928.12274310
A-2
12531YAK4
1,000.00000000
0.00000000
2.25583333
2.25583333
0.00000000
1,000.00000000
A-SB
12531YAL2
1,000.00000000
0.00000000
2.57583333
2.57583333
0.00000000
1,000.00000000
A-3
12531YAM0
1,000.00000000
0.00000000
2.51166667
2.51166667
0.00000000
1,000.00000000
A-4
12531YAN8
1,000.00000000
0.00000000
2.73583333
2.73583333
0.00000000
1,000.00000000
A-HR
12531YAP3
1,000.00000000
0.00000000
2.60083333
2.60083333
0.00000000
1,000.00000000
X-A
12531YAQ1
996.92549301
0.00000000
1.47286073
1.47286073
0.00000000
996.08607732
X-HR
12531YAR9
1,000.00000000
0.00000000
1.46404509
1.46404509
0.00000000
1,000.00000000
X-B
12531YAS7
1,000.00000000
0.00000000
0.60904509
0.60904509
0.00000000
1,000.00000000
X-C
12531YAT5
1,000.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1,000.00000000
X-D
12531YAA6/U1578TAA1
1,000.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1,000.00000000
X-E
12531YAB4/U1578TAB9
1,000.00000000
0.00000000
1.14821176
1.14821176
0.00000000
1,000.00000000
X-F
12531YAC2/U1578TAC7
1,000.00000000
0.00000000
1.14821176
1.14821176
0.00000000
1,000.00000000
X-G
12531YAD0/U1578TAD5
1,000.00000000
0.00000000
1.14821176
1.14821176
0.00000000
1,000.00000000
A-M
12531YAU2
1,000.00000000
0.00000000
3.07583333
3.07583333
0.00000000
1,000.00000000
B
12531YAV0
1,000.00000000
0.00000000
3.45583333
3.45583333
0.00000000
1,000.00000000
C
12531YAW8
1,000.00000000
0.00000000
4.06487842
4.06487842
0.00000000
1,000.00000000
D
12531YAE8/U1578TAE3
1,000.00000000
0.00000000
4.06487842
4.06487842
0.00000000
1,000.00000000
E
12531YAF5/U1578TAF0
1,000.00000000
0.00000000
2.91666667
2.91666667
0.00000000
1,000.00000000
F
12531YAG3/U1578TAG8
1,000.00000000
0.00000000
2.91666667
2.91666667
0.00000000
1,000.00000000
G
12531YAH1/U1578TAH6
1,000.00000000
0.00000000
2.91666667
2.91666667
0.00000000
1,000.00000000
R
12531YAY4
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
V
12531YAX6
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
October 2016
FACTOR DETAIL
CFCRE 2016-C4 Mortgage Trust
Commercial Mortgage Pass Through Certificates, Series 2016-C4

Realized Loss/
Beginning
Scheduled
Unscheduled
Principal
Additonal Trust
Ending
Cumulative
Class
Balance
Principal
Principal
Shortfall
Fund Expenses
Balance
Loss
Original
Current
A-1
30,671,596.19
501,110.18
0.00
0.00
0.00
30,170,486.01
0.00
30.00%
30.08%
A-2
24,787,000.00
0.00
0.00
0.00
0.00
24,787,000.00
0.00
30.00%
30.08%
A-SB
46,464,000.00
0.00
0.00
0.00
0.00
46,464,000.00
0.00
30.00%
30.08%
A-3
200,000,000.00
0.00
0.00
0.00
0.00
200,000,000.00
0.00
30.00%
30.08%
A-4
230,220,000.00
0.00
0.00
0.00
0.00
230,220,000.00
0.00
30.00%
30.08%
A-HR
54,000,000.00
0.00
0.00
0.00
0.00
54,000,000.00
0.00
30.00%
30.08%
A-M
62,997,000.00
0.00
0.00
0.00
0.00
62,997,000.00
0.00
22.50%
22.56%
B
37,799,000.00
0.00
0.00
0.00
0.00
37,799,000.00
0.00
18.00%
18.05%
C
37,799,000.00
0.00
0.00
0.00
0.00
37,799,000.00
0.00
13.50%
13.54%
D
45,148,000.00
0.00
0.00
0.00
0.00
45,148,000.00
0.00
8.13%
8.15%
E
20,999,000.00
0.00
0.00
0.00
0.00
20,999,000.00
0.00
5.63%
5.64%
F
9,450,000.00
0.00
0.00
0.00
0.00
9,450,000.00
0.00
4.50%
4.51%
G
37,798,889.00
0.00
0.00
0.00
0.00
37,798,889.00
0.00
0.00%
0.00%
Totals:
838,133,485.19
501,110.18
0.00
0.00
0.00
837,632,375.01
0.00
Credit Support
October 2016
PRINCIPAL DETAIL
CFCRE 2016-C4 Mortgage Trust
Commercial Mortgage Pass Through Certificates, Series 2016-C4

Next
Interest
Net Prepay
Current
Prepayment
Excess
Total Interest
Cumulative
Pass-Through
Accrual
Interest
Interest
Premium/Yield
Interest
Distribution
Unpaid Int
Class
Rate
Amount
Shortfall
Shortfall
Maint. Charges
Amount
Amount
Shortfall
A-1
1.50100%
38,365.05
0.00
0.00
0.00
0.00
38,365.05
0.00
A-2
2.70700%
55,915.34
0.00
0.00
0.00
0.00
55,915.34
0.00
A-SB
3.09100%
119,683.52
0.00
0.00
0.00
0.00
119,683.52
0.00
A-3
3.01400%
502,333.33
0.00
0.00
0.00
0.00
502,333.33
0.00
A-4
3.28300%
629,843.55
0.00
0.00
0.00
0.00
629,843.55
0.00
A-HR
3.12100%
140,445.00
0.00
0.00
0.00
0.00
140,445.00
0.00
X-A
1.93399%
879,261.03
0.00
0.00
0.00
0.00
879,261.03
0.00
X-HR
1.91931%
79,058.43
0.00
0.00
0.00
0.00
79,058.43
0.00
X-B
0.89331%
23,021.30
0.00
0.00
0.00
0.00
23,021.30
0.00
X-C
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
X-D
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
X-E
1.54031%
24,111.30
0.00
0.00
0.00
0.00
24,111.30
0.00
X-F
1.54031%
10,850.60
0.00
0.00
0.00
0.00
10,850.60
0.00
X-G
1.54031%
43,401.13
0.00
0.00
0.00
0.00
43,401.13
0.00
A-M
3.69100%
193,768.27
0.00
0.00
0.00
0.00
193,768.27
0.00
B
4.14700%
130,627.04
0.00
0.00
0.00
0.00
130,627.04
0.00
C
5.04031%
153,648.34
0.00
0.00
0.00
0.00
153,648.34
0.00
D
5.04031%
183,521.13
0.00
0.00
0.00
0.00
183,521.13
0.00
E
3.50000%
61,247.08
0.00
0.00
0.00
0.00
61,247.08
0.00
F
3.50000%
27,562.50
0.00
0.00
0.00
0.00
27,562.50
0.00
G
3.50000%
110,246.76
0.00
0.00
0.00
0.00
110,246.76
0.00
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
V
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
3,406,910.72
0.00
0.00
0.00
0.00
3,406,910.72
0.00
October 2016
INTEREST DETAIL
CFCRE 2016-C4 Mortgage Trust
Commercial Mortgage Pass Through Certificates, Series 2016-C4

Interest
Fees
Scheduled Interest
3,427,120.17
Servicing Fee
13,959.10
Interest Adjustments
(16,018.79)
Trustee/Certificate Administrator Fee
4,190.66
Deferred Interest
0.00
Special Servicing Fee
0.00
Net Prepayment Interest Shortfall
0.00
Workout Fee
0.00
Net Prepayment Interest Excess
0.00
Liquidation Fee
0.00
Interest Reserve (Deposit)/Withdrawal
0.00
Special Serv Fee plus Adj.
0.00
Interest Collections
3,411,101.38
CREFC Intellectual Property Royalty License Fee
349.21
Operating Advisor Fee
1,500.96
Asset Representations Reviewer
209.52
Principal
Fee Distributions
20,209.45
Scheduled Principal
501,110.18
Unscheduled Principal
0.00
Principal Adjustments
0.00
Other Expenses of the Trust
Principal Collections
501,110.18
Reimbursed for Interest on Advances
0.00
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other
Other Expenses or Shortfalls
0.00
Prepayment Premium/Yield Maintenance
0.00
Other Expenses of the Trust
0.00
Other Collections
0.00
Payments to Certificateholders
Total Collections
3,912,211.56
Interest Distribution
3,406,910.72
Principal Distribution
501,110.18
Prepayment Premium/Yield Maintenance
0.00
Start
End
Available Distribution Amount
3,908,020.90
Interest Accrual Period
9/1/2016
9/30/2016
Total Distributions
3,912,211.56
Funds Collection
Funds Distribution
October 2016
RECONCILIATION OF FUNDS
CFCRE 2016-C4 Mortgage Trust
Commercial Mortgage Pass Through Certificates, Series 2016-C4

P&I Advances
Disclosable Special Servicer Fees
* Total Current
Special Servicer/Affiliates
Advance
Commission
0.00
Total
Not Provided
Brokerage Fee
0.00
Rebate
0.00
Shared Fee
0.00
Unreimbursed Advances
Total
0.00
Current
Outstanding
Total Servicing
Advance
Advance
Adv. Outstanding
Total
(132,568.30)
0.00
0.00
Gain on Sale Reserve Account
Beginning
Withdraw/
Ending
* Current advances are not provided by the Servicer
Balance
Deposit
Balance
Total
0.00
0.00
0.00
Controlling Class:
Class G
Interest Reserve Account
Beginning
Withdraw/
Ending
Controlling Class Representative:
RREF III Debt AIV, LP
Balance
Deposit
Balance
Total
0.00
0.00
0.00
Advances
October 2016
MISCELLANEOUS DETAIL
CFCRE 2016-C4 Mortgage Trust
Commercial Mortgage Pass Through Certificates, Series 2016-C4

October 2016
INTEREST ADJUSTMENT RECONCILIATION
CFCRE 2016-C4 Mortgage Trust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
Count:
Totals:
Total Interest Shortfall hitting the Trust:
0.00
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

October 2016
APPRAISAL REDUCTION REPORT
CFCRE 2016-C4 Mortgage Trust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

October 2016
LOAN LEVEL DETAIL
CFCRE 2016-C4 Mortgage Trust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt

Other
XX
02/06/26
N
50,000,000.00
179,166.67
0.00
10/06/16
0.00
0
179,166.67
0.00
4.300
0.00
1A
02/06/26
N
10,000,000.00
35,833.33
0.00
10/06/16
0.00
0
35,833.33
0.00
4.300
0.00
1B
02/06/26
N
10,000,000.00
35,833.33
0.00
10/06/16
0.00
0
35,833.33
0.00
4.300
0.00

Lodging
MO
11/06/24
N
54,000,000.00
204,525.00
0.00
10/06/16
0.00
0
204,525.00
0.00
4.545
0.00

Mixed Use
NY
01/06/26
N
45,000,000.00
158,287.50
0.00
10/06/16
0.00
0
158,287.50
0.00
4.221
0.00

Retail
XX
12/06/25
N
40,000,000.00
163,466.67
0.00
10/06/16
0.00
0
163,466.67
0.00
4.904
0.00
4A
12/06/25
N
5,000,000.00
20,433.33
0.00
10/06/16
0.00
0
20,433.33
0.00
4.904
0.00

Lodging
OH
02/06/26
N
33,770,350.13
206,337.29
0.00
10/06/16
0.00
0
149,937.07
0.00
5.319
0.00

Office
NY
01/06/26
N
32,678,342.76
183,937.65
0.00
10/06/16
0.00
0
145,412.84
0.00
5.334
0.00

Office
XX
04/06/26
N
32,097,400.00
139,623.69
0.00
10/06/16
0.00
0
139,623.69
0.00
5.220
0.00

Mixed Use
NC
05/06/26
N
30,994,132.45
175,916.26
0.00
10/06/16
0.00
0
131,757.55
0.00
5.094
0.00

Multifamily
NH
01/06/26
N
29,000,000.00
119,117.50
0.00
10/06/16
0.00
0
119,117.50
0.00
4.929
0.00

Various
XX
03/01/26
N
28,512,500.00
119,990.10
0.00
10/01/16
0.00
0
119,990.10
0.00
5.050
0.00

Various
CA
04/06/26
N
26,339,677.49
152,130.93
0.00
10/06/16
0.00
0
123,054.19
0.00
5.600
0.00

Multifamily
CA
09/06/25
N
25,000,000.00
102,875.00
0.00
10/06/16
0.00
0
102,875.00
0.00
4.938
0.00

Retail
CA
11/06/25
N
24,000,000.00
91,200.00
0.00
10/06/16
0.00
0
91,200.00
0.00
4.560
0.00

Retail
HI
05/01/46
N
22,613,000.00
91,394.21
0.00
10/01/16
0.00
0
91,394.21
0.00
4.850
0.00

Mobile Home
XX
09/06/25
N
21,588,292.70
114,099.24
0.00
10/06/16
0.00
0
85,091.10
0.00
4.724
0.00

Lodging
UT
03/06/26
N
21,189,979.50
136,054.93
0.00
10/06/16
0.00
0
103,636.05
0.00
5.860
0.00

Office
AZ
01/06/26
N
19,700,000.00
67,472.50
0.00
10/06/16
0.00
0
67,472.50
0.00
4.110
0.00

Lodging
NV
05/01/26
N
17,898,965.82
96,859.04
0.00
10/01/16
0.00
0
74,983.79
0.00
5.021
0.00

Office
WI
11/06/25
N
16,935,378.02
100,565.59
0.00
10/06/16
0.00
0
70,301.38
0.00
4.973
0.00

Office
NJ
05/06/26
N
16,558,102.29
90,401.14
0.00
10/06/16
0.00
0
70,456.70
0.00
5.100
0.00

Retail
WI
05/06/26
N
16,304,509.74
89,016.62
0.00
10/06/16
0.00
0
69,377.63
0.00
5.100
0.00

Office
MI
01/06/26
N
16,000,000.00
61,600.00
0.00
10/06/16
0.00
0
61,600.00
0.00
4.620
0.00

Office
IL
04/06/26
N
15,000,000.00
55,875.00
0.00
10/06/16
0.00
0
55,875.00
0.00
4.470
0.00

Office
TX
05/06/26
N
14,463,529.59
112,159.24
0.00
10/06/16
0.00
0
53,369.52
0.00
4.410
0.00

Retail
IL
11/01/25
N
10,945,000.00
42,603.41
0.00
10/01/16
0.00
0
42,603.41
0.00
4.671
0.00

Multifamily
VA
11/06/25
N
10,055,727.85
56,088.30
0.00
10/06/16
0.00
0
43,879.42
0.00
5.230
0.00

Retail
OH
01/06/26
N
10,000,000.00
39,416.67
0.00
10/06/16
0.00
0
39,416.67
0.00
4.730
0.00

Industrial
NJ
03/06/26
N
9,550,000.00
40,985.42
0.00
10/06/16
0.00
0
40,985.42
0.00
5.150
0.00

Industrial
NM
02/06/26
N
9,293,362.38
52,327.94
0.00
10/06/16
0.00
0
41,450.39
0.00
5.346
0.00

Mixed Use
VI
04/06/21
N
9,000,000.00
43,125.00
0.00
10/06/16
0.00
0
43,125.00
0.00
5.750
0.00

Office
XX
03/06/26
N
8,800,000.00
36,373.33
0.00
10/06/16
0.00
0
36,373.33
0.00
4.960
0.00

Retail
AZ
03/06/26
N
7,520,842.53
43,010.02
0.00
10/06/16
0.00
0
34,509.49
0.00
5.500
0.00

Mobile Home
TX
12/06/25
N
7,417,297.34
41,276.03
0.00
10/06/16
0.00
0
32,304.27
0.00
5.220
0.00

Multifamily
TX
01/06/26
N
7,375,000.00
33,248.96
0.00
10/06/16
0.00
0
33,248.96
0.00
5.410
0.00

Lodging
CA
05/01/26
N
6,957,622.50
36,136.54
0.00
10/01/16
0.00
0
27,054.04
0.00
4.660
0.00

Multifamily
FL
01/06/21
N
6,934,600.09
39,907.88
0.00
10/06/16
0.00
0
32,033.73
0.00
5.537
0.00

Multifamily
OK
11/06/25
N
6,625,000.00
26,751.20
0.00
10/06/16
0.00
0
26,751.20
0.00
4.846
0.00

Self Storage
GA
05/06/21
N
6,075,000.00
27,595.69
0.00
10/06/16
0.00
0
27,595.69
0.00
5.451
0.00

October 2016
LOAN LEVEL DETAIL
CFCRE 2016-C4 Mortgage Trust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt

Office
CA
05/01/26
N
5,666,705.39
30,016.28
0.00
10/01/16
0.00
0
22,846.80
0.00
4.832
0.00

Multifamily
WI
02/06/26
N
3,091,447.53
16,940.03
0.00
10/06/16
0.00
0
13,154.74
0.00
5.100
0.00

Multifamily
WI
02/06/26
N
2,557,091.56
14,246.86
0.00
10/06/16
0.00
0
11,200.60
0.00
5.250
0.00

Lodging
TN
05/06/26
N
5,154,920.66
33,242.96
0.00
10/06/16
0.00
0
23,670.59
0.00
5.500
0.00

Multifamily
TX
05/06/26
N
4,675,686.94
26,391.95
0.00
10/06/16
0.00
0
21,064.56
0.00
5.400
0.00

Office
CA
03/06/26
N
4,465,315.24
24,571.18
0.00
10/06/16
0.00
0
19,186.75
0.00
5.150
0.00

Retail
OH
02/06/26
N
4,045,520.28
23,884.66
0.00
10/06/16
0.00
0
16,767.79
0.00
4.965
0.00

Office
NV
01/06/26
N
4,042,140.13
24,690.25
0.00
10/06/16
0.00
0
17,882.85
0.00
5.300
0.00

Multifamily
OH
01/06/26
N
3,891,188.38
21,750.31
0.00
10/06/16
0.00
0
17,109.18
0.00
5.270
0.00

Mixed Use
GA
12/06/25
N
3,560,689.29
19,917.26
0.00
10/06/16
0.00
0
15,647.20
0.00
5.267
0.00

Retail
WA
11/06/25
N
2,765,710.30
15,400.19
0.00
10/06/16
0.00
0
12,032.80
0.00
5.215
0.00

Retail
IL
12/06/25
N
2,522,346.14
14,160.27
0.00
10/06/16
0.00
0
11,153.64
0.00
5.300
0.00
837,632,375.02
3,928,230.35
0.00
0.00
53
Totals:
Count:
3,427,120.17
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

October 2016
HISTORICAL LOAN MODIFICATION REPORT
CFCRE 2016-C4 Mortgage Trust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance

October 2016
REO STATUS REPORT
CFCRE 2016-C4 Mortgage Trust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8)Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

October 2016
ADDITIONAL RECONCILIATION DETAIL
CFCRE 2016-C4 Mortgage Trust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
Loan ID
REO Property with Final Recovery Determination
Liq Proceeds and
other Amts Rec'd
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

October 2016
DEFEASED LOAN DETAIL
CFCRE 2016-C4 Mortgage Trust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
Count:
Totals:
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.

October 2016
MATERIAL BREACHES AND DOCUMENT DEFECTS
CFCRE 2016-C4 Mortgage Trust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

October 2016
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
CFCRE 2016-C4 Mortgage Trust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Oct 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Sep 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Aug 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jul 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jun 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

October 2016
Delinquency Summary Report
CFCRE 2016-C4 Mortgage Trust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
53
837,632,375.02
100.00%
837,632,375.11
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
53
837,632,375.02
100.00%
837,632,375.11
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
53
837,632,375.02
100.00%
837,632,375.11
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
53
837,632,375.02
100.00%
837,632,375.11
All Groups
Current
Current
100.0%
30 - 59 days
0.0%
60 - 89 days
0.0%
90 - 120 days
0.0%
121 + days
0.0%
Total:
100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
52
783,632,375.02
100.00%
783,632,375.11
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
52
783,632,375.02
100.00%
783,632,375.11
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
52
783,632,375.02
100.00%
783,632,375.11
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00

783,632,375.02
100.00%
783,632,375.11
Group 1
Current
Current
100.0%
30 - 59 days
0.0%
60 - 89 days
0.0%
90 - 120 days
0.0%
121 + days
0.0%
Total:
100.0%

October 2016
Delinquency Summary Report
CFCRE 2016-C4 Mortgage Trust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
1
54,000,000.00
100.00%
54,000,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
54,000,000.00
100.00%
54,000,000.00
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
1
54,000,000.00
100.00%
54,000,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
54,000,000.00
100.00%
54,000,000.00
Group 2
Current
Current
100.0%
30 - 59 days
0.0%
60 - 89 days
0.0%
90 - 120 days
0.0%
121 + days
0.0%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

October 2016
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
CFCRE 2016-C4 Mortgage Trust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

October 2016
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
CFCRE 2016-C4 Mortgage Trust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
Recoveries /
Loss to
Certificate
Interest
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E

Document Outline

  Table of Contents
    Payment Detail
    Factor Detail
    Principal Detail
    Interest Detail
    Reconciliation of Funds
    Miscellaneous Detail
    Interest Adjustment Reconciliation
    Appraisal Reduction Report
    Loan Level Detail
    Historical Loan Modification Report
    REO Status Report
    REO Additional Detail
    Defeased Loan Detail
    Material Breaches and Document Defects
    Historical Delinquency & Liquidation (Stated)
    Delinquency Summary Report
    Historical Liquidation Loss Loan Detail
    Bond Collateral Realized Loss Reconciliation